UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Capital LLC
Address: 525 University Ave., Ste. 701
         Palo Alto, CA  94301

13F File Number:  28-05273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     President
Phone:     650-325-9700

Signature, Place, and Date of Signing:

     /s/  Douglas F. Whitman     Palo Alto, CA     October 15, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $94,979 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOBYTEL INC                  COM              05275N106      449    50000 SH       SOLE    0               50000        0        0
CEVA INC                       COM              157210105     6002   759695 SH       SOLE    0              759695
CITRIX SYS INC                 COM              177376100     7911   451540 SH       SOLE    0              451540        0        0
DSP GROUP INC                  COM              23332B106    12366   587472 SH       SOLE    0               12366        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     7391   557800 SH       SOLE    0              557800        0        0
KEYNOTE SYS INC                COM              493308100     6066   428357 SH       SOLE    0              428357        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    18762   718034 SH       SOLE    0              718034        0        0
MICROSEMI CORP                 COM              595137100      980    69476 SH       SOLE    0               69476        0        0
PC-TEL INC                     COM              69325Q105     8159   987819 SH       SOLE    0              987819        0        0
POLYCOM INC                    COM              73172K104    11379   574101 SH       SOLE    0              574101        0        0
QLOGIC CORP                    COM              747277101    12446   418900 SH       SOLE    0              418900        0        0
SECURE COMPUTING CORP          COM              813705100     1904   250854 SH       SOLE    0              250854        0        0
TNS INC                        COM              872960109     1164    60000 SH       SOLE    0               60000        0        0